Shareholders' Equity (Narrative) (Details) (USD $) Share data in Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Feb. 28, 2010
Maximum amount of ordinary dividends that could be paid	$ 3,200,000,000	$ 3,100,000,000
Extraordinary dividends	686,000,000	2,500,000,000
Additional amount of shares of common stock authorized by Board of Directors for the Company to purchase	48			120
Cash and investments held by non-regulated entities	974,000,000
Cash and investments	25,900,000,000
Statutory capital and surplus, balance	11,000,000,000
Common stock repurchases	2,517,000,000	1,801,000,000	2,684,000,000
Common stock repurchases, shares	76
Common stock repurchases, average price	$ 33
Common stock repurchases, value	2,517,000,000	1,801,000,000	2,684,000,000
Parent Company [Member]
Dividends paid to parent companies by subsidiaries	$ 3,200,000,000	$ 4,200,000,000